SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Advertising costs	$ 21,000	$ 0	$ 83,000	$ 0
Warrant [Member]
Antidilutive shares	1,974,783
Stock Options [Member]
Antidilutive shares	594,900	185,000
Trademarks [Member]
Estimated useful life, finite lived intangibles	5 years		5 years
Developed Technology [Member]
Estimated useful life, finite lived intangibles	7 years		7 years